LORD ABBETT SECURITIES TRUST

Lord Abbett International Equity Fund

Supplement dated September 27, 2024, to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

March 1, 2024, as supplemented

The following changes are effective September 30, 2024:

The following table replaces the table in the subsection under “International Equity Fund—Management—Portfolio Managers” on page 11 of the summary prospectus and on page 92 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Matthias A. Knerr, Portfolio Manager	2019
Su Kyeong (Sue) Kim, Partner and Director of Global and Emerging Market Equities	2019

The following paragraph replaces the corresponding paragraph under “Management and Organization of the Funds” on page 215 of the statutory prospectus:

International Equity Fund. Matthias A. Knerr, Portfolio Manager, heads the Fund’s team. Mr. Knerr joined Lord Abbett in 2018. An additional member of the Fund’s team is Su Kyeong (Sue) Kim, Partner and Director of Global and Emerging Market Equities. Ms. Kim joined Lord Abbett in 2015. Mr. Knerr and Ms. Kim are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “International Equity Fund” in the subsection titled “Portfolio Manager Information—Other Accounts Managed” on page 7-2 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
International Equity Fund
Matthias A. Knerr	1	2.19	0	0	0	0
Sue Kim	2	6.57	0	0	0	0

The following rows replace the applicable rows of the corresponding table under the heading “International Equity Fund” in the subsection titled “Portfolio Manager Information—Holdings of Portfolio Managers” on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
International Equity Fund
Matthias A. Knerr	$100,001-$500,000
Sue Kim	$100,001-$500,000

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.